Commitments and Contingencies (Details) ¥ in Thousands	1 Months Ended
	Apr. 30, 2018 item	Dec. 31, 2021 CNY (¥)
Litigation
Number of mobile games involved in the lawsuit | item	2
Total
Commitments
2022		¥ 4,324,492
2023		2,868,924
2024		378,307
2025		207,539
Beyond 2025		1,012,932
Total		8,792,194
Server and Bandwidth Service Fee Commitments
Commitments
2022		567,587
2023		443,086
2024		333,939
2025		131,968
Beyond 2025		153,778
Total		1,630,358
Capital Commitments
Commitments
2022		1,351,873
2023		974,206
2024		28,612
2025		75,151
Total		2,429,842
Royalties and Expenditure for Licensed Content Commitments
Commitments
2022		2,137,667
2023		1,410,615
2024		2,542
2025		242
Beyond 2025		859,154
Total		4,410,220
Office Machines and Other Commitments
Commitments
2022		267,365
2023		41,017
2024		13,214
2025		178
Total		¥ 321,774